Putnam California Tax Exempt Income Fund
The fund's portfolio
6/30/24 (Unaudited)
Key to holding's abbreviations
AGM — Assured Guaranty Municipal Corporation
BAM — Build America Mutual
COP — Certificates of Participation
FCS — Farm Credit System
FHLMC Coll. — Federal Home Loan Mortgage Corporation Collateralized
FNMA Coll. — Federal National Mortgage Association Collateralized
G.O. Bonds — General Obligation Bonds
NATL — National Public Finance Guarantee Corporation
VRDN — Variable Rate Demand Notes, which are floating-rate securities with long-term maturities that carry coupons that reset and are payable upon demand either daily, weekly or monthly. The rate shown is the current interest rate at the close of the reporting period. Rates are set by remarketing agents and may take into consideration market supply and demand, credit quality and the current SIFMA Municipal Swap Index rate, which was 3.88% as of the close of the reporting period.

MUNICIPAL BONDS AND NOTES (100.6%)(a)
	Rating(RAT)	Principal amount	Value
Alaska (0.5%)
AK State Indl. Dev. & Export Auth. Rev. Bonds, (Tanana Chiefs Conference), Ser. A, 4.00%, 10/1/38	A+/F	$4,270,000	$4,172,419

			4,172,419
California (98.7%)
Alameda, Corridor Trans. Auth. Rev. Bonds
Ser. B, AGM, 5.00%, 10/1/37	AA	450,000	464,615
Ser. A, zero %, 10/1/49	A3	10,000,000	5,632,192
Burbank-Glendale-Pasadena Arpt. Auth. Rev. Bonds, (Brick Campaign), Ser. B
5.25%, 7/1/54	A2	1,500,000	1,614,050
AGM, 4.50%, 7/1/54	AA	2,000,000	1,988,191
CA Cmnty. Choice Fin. Auth. Mandatory Put Bonds (12/1/27), (Clean Energy), Ser. A, 4.00%, 10/1/52	A2	11,600,000	11,673,274
CA Cmnty. Hsg. Agcy. Essential Hsg. 144A Rev. Bonds
(The Arbors), Ser. A, 5.00%, 8/1/50	BB-/P	4,500,000	4,384,624
(Aster Apt.), Ser. A-1, 4.00%, 2/1/56	BB+/P	1,100,000	974,567
(Fountains at Emerald Park), 3.00%, 8/1/56	BBB/P	7,775,000	5,773,296
CA Hsg. Fin. Agcy. Rev. Bonds, Ser. 2, Class A, 4.00%, 3/20/33	BBB+	4,629,463	4,666,964
CA Hsg. Fin. Agcy. Ltd. Oblig. Multi-Fam. Hsg. Rev. Bonds, (Found Middle LP), 5.20%, 12/1/27	BBB/P	3,250,000	3,273,455
CA Hsg. Fin. Agcy. Muni. Certif. Rev. Bonds, Ser. 21-1, Class A, 3.50%, 11/20/35	BBB+	3,922,282	3,752,100
CA Muni. Fin. Auth. Rev. Bonds
(Channing House), Ser. B, 5.00%, 5/15/47	AA-	6,530,000	6,696,369
CA Muni. Fin. Auth. Multi-Fam.	Aaa	7,500,000	7,570,256
CA Muni. Fin. Auth. Special Fin. Agcy. VII Essential Hsg. 144A Rev. Bonds, (The Breakwater Apt.), Ser. A-1, 3.00%, 8/1/56	BB+/P	2,000,000	1,403,545
CA School Fac. Fin. Auth. Rev. Bonds
(Green Dot Pub. Schools), 5.75%, 8/1/52	BBB-	1,500,000	1,593,413
(Kipp SoCal Pub. Schools), Ser. A, 5.00%, 7/1/54	BBB	3,150,000	3,192,206
(Kipp SoCal Pub. Schools), Ser. A, 5.00%, 7/1/39	BBB	1,000,000	1,038,041
CA School Fac. Fin. Auth. 144A Rev. Bonds
(Granada Hills Charter High School), 5.00%, 7/1/54	BBB	7,120,000	7,136,603
(Alliance College-Ready Pub. Schools), Ser. A, 5.00%, 7/1/51	BBB	1,570,000	1,572,526
(Green Dot Pub. Schools), Ser. A, 5.00%, 8/1/48	BBB-	5,250,000	5,282,759
(Green Dot Pub. Schools), Ser. A, 5.00%, 8/1/45	BBB-	1,500,000	1,504,550
(Granada Hills Charter High School), 5.00%, 7/1/43	BBB	1,750,000	1,763,756
(Green Dot Pub. Schools), Ser. A, 5.00%, 8/1/38	BBB-	1,000,000	1,025,880
(Alliance College-Ready Pub. Schools), Ser. A, 5.00%, 7/1/36	BBB	1,250,000	1,258,985
(Alliance College-Ready Pub. Schools), Ser. A, 5.00%, 7/1/31	BBB	1,830,000	1,844,334
(Alliance College-Ready Pub. Schools), Ser. C, 5.00%, 7/1/31	BBB	1,425,000	1,446,870
(Kipp SoCal Pub. Schools Oblig. Group), Ser. A, 4.00%, 7/1/55	BBB	1,075,000	953,428
(Kipp SoCal Pub. Schools Oblig. Group), Ser. A, 4.00%, 7/1/50	BBB	2,275,000	2,064,022
(Granada Hills Charter High School Oblig. Group), 4.00%, 7/1/48	BBB	675,000	591,662
(Kipp SoCal Pub. Schools Oblig. Group), Ser. A, 4.00%, 7/1/40	BBB	800,000	769,687
(Granada Hills Charter High School Oblig. Group), 4.00%, 7/1/38	BBB	465,000	447,324
CA School Fin. Auth. Rev. Bonds, (Kipp LA Projects), Ser. A, 5.125%, 7/1/44	BBB	1,060,000	1,060,644
CA State G.O. Bonds
5.00%, 10/1/45	Aa2	5,575,000	6,202,253
3.00%, 12/1/43	Aa2	500,000	420,344
CA State Charter School Fin. Auth. 144A Rev. Bonds
(Hawking STEAM Charter Schools, Inc.), 5.50%, 7/1/62	BB+	1,000,000	1,027,662
(Aspire Pub. Schools Oblig. Group), Ser. A, 5.00%, 8/1/59	BBB	2,365,000	2,368,685
(Summit Pub. Schools), 5.00%, 6/1/53 (Prerefunded 6/1/27)	AAA/P	1,250,000	1,300,578
(Summit Pub. Schools), 5.00%, 6/1/53	Ba3	1,100,000	1,057,694
(Classical Academy Oblig. Group), Ser. A, 5.00%, 10/1/50	BBB-	3,000,000	3,010,451
(Aspire Pub. Schools Oblig. Group), Ser. A, 5.00%, 8/1/50	BBB	3,000,000	3,015,681
(Summit Pub. Schools), 5.00%, 6/1/47 (Prerefunded 6/1/27)	AAA/P	530,000	551,445
(Summit Pub. Schools), 5.00%, 6/1/47	Ba3	470,000	461,179
(Aspire Public Schools), 5.00%, 8/1/42	BBB	1,000,000	1,016,435
(Classical Academy Oblig. Group), Ser. A, 5.00%, 10/1/40	BBB-	215,000	218,513
(Aspire Pub. Schools Oblig. Group), Ser. A, 5.00%, 8/1/40	BBB	1,000,000	1,020,639
(Santa Clarita Valley Intl. Charter School), Ser. A, 4.00%, 6/1/61	BB/P	1,175,000	839,441
(Vista Charter Pub. Schools Oblig. Group), Ser. A, 4.00%, 6/1/61	BB	3,000,000	2,462,191
(Santa Clarita Valley Intl. Charter School), Ser. A, 4.00%, 6/1/51	BB/P	650,000	486,536
(Santa Clarita Valley Intl. Charter School), Ser. A, 4.00%, 6/1/41	BB/P	500,000	420,521
CA State Cmnty. College Fin. Auth. Rev. Bonds, (Orange Coast College Hsg.)
5.25%, 5/1/43	BB+	500,000	514,278
5.00%, 5/1/37	BB+	1,000,000	1,034,081
5.00%, 5/1/34	BB+	800,000	836,229
5.00%, 5/1/33	BB+	600,000	628,483
5.00%, 5/1/31	BB+	825,000	866,877
CA State Edl. Fac. Auth. Rev. Bonds
(St. Mary's College of CA), 5.50%, 10/1/53	BBB-	1,500,000	1,590,544
(St. Mary's College of CA), 5.25%, 10/1/44	BBB-	1,750,000	1,859,188
(U. of the Pacific), 5.00%, 11/1/53	A2	4,000,000	4,271,133
(Occidental College), 5.00%, 10/1/45	Aa3	425,000	431,477
(U. of Redlands), Ser. A, 5.00%, 10/1/37	Baa2	425,000	431,843
(U. of the Pacific), 5.00%, 11/1/36	A2	500,000	507,161
(U. of Redlands), Ser. A, 5.00%, 10/1/35	Baa2	1,000,000	1,002,060
CA State Enterprise Dev. Auth. Student Hsg. (Pomona Properties, LLC)
5.00%, 1/15/45	Baa3	1,000,000	1,045,864
5.00%, 1/15/39	Baa3	650,000	700,063
CA State Enterprise Dev. Auth. Student Hsg. Rev. Bonds, (Provident Group-SDSU Properties, LLC), Ser. A
5.00%, 8/1/57	Baa3	400,000	404,030
5.00%, 8/1/50	Baa3	500,000	510,058
5.00%, 8/1/40	Baa3	1,000,000	1,026,274
CA State Hlth. Fac. Fin. Auth. Rev. Bonds
(Episcopal Cmnty. & Svcs for Seniors), Ser. B, 5.25%, 11/15/58	A-/F	1,500,000	1,580,924
(Episcopal Cmnty. & Svcs for Seniors), Ser. B, 5.25%, 11/15/53	A-/F	1,000,000	1,062,506
(Lundquist Inst. for Biomedical Innovation at Harbor - UCLA Med. Ctr.), 5.00%, 9/1/48	Baa2	4,850,000	4,810,235
(Episcopal Cmnty. & Svcs for Seniors), Ser. B, 5.00%, 11/15/43	A-/F	1,500,000	1,590,414
(Los Angeles Biomedical Research Inst.), 5.00%, 9/1/43	Baa2	2,730,000	2,728,408
(Episcopal Cmnty. & Svcs for Seniors), Ser. B, 5.00%, 11/15/38	A-/F	1,500,000	1,629,662
(Los Angeles Biomedical Research Inst.), 5.00%, 9/1/37	Baa2	1,845,000	1,860,933
(Cedars-Sinai Med. Ctr.), Ser. A, 3.00%, 8/15/51	Aa3	11,000,000	8,822,486
CA State Infrastructure & Econ. Dev. Bank 5.25%, 7/1/54	BBB+	2,000,000	2,136,640
CA State Infrastructure & Econ. Dev. Bank Mandatory Put Bonds (8/1/26), (Colburn School (The)), 1.75%, 8/1/55	A+	4,600,000	4,371,912
CA State Infrastructure & Econ. Dev. Bank Rev. Bonds
(Equitable School Revolving Fund), 5.00%, 11/1/57	A	5,000,000	5,229,759
(Equitable School Revolving Fund), 5.00%, 11/1/47	A	2,300,000	2,437,827
(Equitable School Revolving Fund), Ser. B, 5.00%, 11/1/39	A	600,000	629,718
(CA Science Ctr. Foundation), 4.00%, 5/1/51	A3	1,250,000	1,227,289
Ser. B, 4.00%, 11/1/39	A	1,360,000	1,366,774
(Performing Arts Center of Los Angeles Cnty.), 4.00%, 12/1/37	A	505,000	513,798
Ser. B, 4.00%, 11/1/37	A	1,720,000	1,740,000
(Performing Arts Center of Los Angeles Cnty.), 4.00%, 12/1/36	A	515,000	524,338
(Performing Arts Center of Los Angeles Cnty.), 4.00%, 12/1/35	A	855,000	874,050
CA State Infrastructure & Econ. Dev. Bank 144A Rev. Bonds
(WFCS Holdings II, LLC), Ser. A-1, 5.00%, 1/1/56	BB/P	1,740,000	1,645,218
(WFCS Holdings, LLC), 5.00%, 1/1/55	BB/P	2,920,000	2,788,239
(WFCS Holdings, LLC), 4.125%, 1/1/35	BB/P	470,000	464,673
CA State Infrastructure & Econ. Dev. Bk. Rev. Bonds, (CA Science Ctr. Foundation), 4.00%, 5/1/55	A3	6,945,000	6,780,697
CA State Muni. Fin. Auth Mobile Home Park Rev. Bonds
(Caritas Sr. Hsg. Network), Ser. A, 5.00%, 8/15/31	A-	600,000	621,660
(Caritas Affordable Hsg., Inc.), Ser. A, 5.00%, 8/15/30	A-	1,000,000	1,000,801
(Caritas Sr. Hsg. Network), Ser. A, 5.00%, 8/15/30	A-	685,000	710,166
CA State Muni. Fin. Auth. 5.50%, 6/1/54	BB	1,085,000	1,078,632
CA State Muni. Fin. Auth. COP, (Palomar Hlth.), Ser. A, AGM, 5.25%, 11/1/52	AA	6,000,000	6,377,909
CA State Muni. Fin. Auth. Rev. Bonds
(UCR North Dist. Phase 1 Student Hsg.), 5.00%, 5/15/49	Baa3	3,000,000	3,062,364
(Cmnty. Hosp. of Central CA), Ser. A, 5.00%, 2/1/47	A3	3,400,000	3,421,858
(HumanGood CA Oblig. Group), Ser. A, 5.00%, 10/1/44	A-/F	5,000,000	5,087,937
(Dundee Glasgow Student Hsg.), 5.00%, 5/15/43	Baa3	5,195,000	5,335,324
(Bethany Home Society of San Joaquin Cnty.), 5.00%, 11/15/42	AA-	5,500,000	6,000,411
(CHF-Riverside I, LLC), 5.00%, 5/15/40	Baa3	500,000	517,200
(Master's U. (The)), 5.00%, 8/1/39	BBB-	3,390,000	3,472,364
(Master's U. (The)), 5.00%, 8/1/34	BBB-	1,385,000	1,437,442
(Congregational Homes, Inc.), 4.00%, 11/15/56	BBB-/F	750,000	596,906
(Congregational Homes, Inc.), 4.00%, 11/15/52	BBB-/F	750,000	610,537
(Orchard Park Student Hsg.), BAM, 4.00%, 5/15/46	AA	1,375,000	1,358,004
(U. of the Pacific), 4.00%, 11/1/44	A2	1,180,000	1,151,052
(HumanGood CA Oblig. Group), Ser. A, 4.00%, 10/1/44	A-/F	5,000,000	4,817,993
(Congregational Homes, Inc.), 4.00%, 11/15/42	BBB-/F	295,000	263,067
(U. of the Pacific), 4.00%, 11/1/42	A2	1,600,000	1,562,633
(CHF-Davis II, LLC), BAM, 4.00%, 5/15/38	AA	1,300,000	1,317,475
(U. of the Pacific), 4.00%, 11/1/37	A2	400,000	405,327
(U. of the Pacific), 4.00%, 11/1/36	A2	860,000	874,257
(Orchard Park Student Hsg.), BAM, 4.00%, 5/15/35	AA	1,295,000	1,325,155
(CHF-Davis II, LLC), BAM, 3.00%, 5/15/51	AA	9,250,000	7,179,679
(CA Inst. of the Arts), 3.00%, 10/1/41	Baa1	960,000	789,537
CA State Muni. Fin. Auth. Special Tax
(BOLD Program), Ser. A, 4.00%, 9/1/51	BB-/P	1,500,000	1,301,761
Ser. B, 4.00%, 9/1/50	BB-/P	1,525,000	1,334,702
(BOLD Program), Ser. A, 4.00%, 9/1/46	BB-/P	1,090,000	977,839
Ser. B, 4.00%, 9/1/43	BB-/P	1,070,000	976,732
(BOLD Program), Ser. A, 4.00%, 9/1/41	BB-/P	660,000	622,342
Ser. B, 4.00%, 9/1/35	BB-/P	660,000	637,295
CA State Muni. Fin. Auth. Special Tax Bonds
Ser. B, 5.75%, 9/1/53	BB-/P	1,850,000	1,993,588
Ser. B, 5.50%, 9/1/43	BB-/P	600,000	640,709
Ser. A, 5.125%, 9/1/54	BB-/P	1,000,000	1,019,628
(Elk Grove, Cmnty. Fac. Dist. No. 23-7 Area No. 1), 5.00%, 9/1/54	BBB-/P	750,000	765,644
(Elk Grove, Cmnty. Fac. Dist. No. 23-7 Area No. 1), 5.00%, 9/1/49	BBB-/P	785,000	806,551
Ser. A, 5.00%, 9/1/48	BB-/P	375,000	379,966
(Elk Grove, Cmnty. Fac. Dist. No. 23-7 Area No. 1), 5.00%, 9/1/44	BBB-/P	900,000	934,816
(Elk Grove, Cmnty. Fac. Dist. No. 23-7 Area No. 1), 5.00%, 9/1/39	BBB-/P	575,000	610,581
CA State Muni. Fin. Auth. 144A Rev. Bonds, (Westside Neighborhood School), 6.375%, 6/15/64	BB	2,000,000	2,121,950
CA State Muni. Fin. Auth. Mobile Home Pk. Rev. Bonds, (Caritas Acquisitions IX, LLC), Ser. A
5.25%, 8/15/58	A-	800,000	821,639
5.25%, 8/15/53	A-	900,000	929,772
CA State Muni. Fin. Auth. Multi-Fam. Hsg. Rev. Bonds, (Roseville Affordable LP), Ser. A, FNMA Coll., 4.45%, 12/1/42	Aaa	5,000,000	5,056,768
CA State Muni. Fin. Auth. Solid Waste Disp. 144A Mandatory Put Bonds (2/3/25), (Waste Management, Inc.), Ser. A, 1.30%, 2/1/39	A-	1,600,000	1,562,005
CA State Poll. Control Fin. Auth. 144A Rev. Bonds
(Wtr. Furnishing), 5.00%, 11/21/45	Baa3	14,250,000	14,284,143
(Poseidon Resources Channelside LP), 5.00%, 7/1/39	Baa3	2,250,000	2,355,031
CA State Poll. Control Fin. Auth. Wtr. Furnishing 144A Rev. Bonds, (San Diego Cnty. Wtr. Auth. Desalination), 5.00%, 11/21/45	Baa3	2,140,000	2,208,651
CA State Pub. Wks. Board Rev. Bonds
(Dept. of General Svcs.), 5.00%, 4/1/49	Aa3	3,250,000	3,593,500
(Various Capital) Ser. D, 5.00%, 11/1/39(T)	Aa3	10,915,000	12,465,148
CA State Statewide Communities Dev. Auth. Hosp. Rev. Bonds, (Methodist Hosp. of Southern CA)
5.00%, 1/1/48	Aa2	7,000,000	7,259,239
5.00%, 1/1/43	Aa2	2,195,000	2,299,317
4.25%, 1/1/43	Aa2	3,450,000	3,479,683
CA State Tobacco Securitization Agcy. Rev. Bonds
(Merced Cnty. Tobacco Funding Corp.), 5.00%, 6/1/50	BBB-/P	860,000	863,710
Ser. B-1, 5.00%, 6/1/49	BBB+	330,000	336,243
(Sonoma Cnty. Securitization Corp.), 5.00%, 6/1/49	BBB+	225,000	229,567
(Kern Cnty. Tobacco Funding Corp.), 5.00%, 6/1/40	BBB/P	5,000,000	5,000,501
(Merced Cnty. Tobacco Funding Corp.), 4.00%, 6/1/42	A-	100,000	97,932
(Merced Cnty. Tobacco Funding Corp.), 4.00%, 6/1/41	A-	100,000	98,586
Ser. A, 4.00%, 6/1/40	A-	400,000	400,160
(Merced Cnty. Tobacco Funding Corp.), 4.00%, 6/1/40	A-	200,000	200,084
(Sonoma Cnty. Securitization Corp.), 4.00%, 6/1/40	A-	325,000	325,137
Ser. A, 4.00%, 6/1/39	A-	300,000	301,567
Ser. A, 4.00%, 6/1/38	A-	275,000	277,563
(Merced Cnty. Tobacco Funding Corp.), 4.00%, 6/1/38	A-	250,000	252,505
(Sonoma Cnty. Securitization Corp.), 4.00%, 6/1/38	A-	800,000	808,015
(Merced Cnty. Tobacco Funding Corp.), 4.00%, 6/1/37	A-	100,000	101,548
(Merced Cnty. Tobacco Funding Corp.), 4.00%, 6/1/36	A-	225,000	229,554
(Sonoma Cnty. Securitization Corp.), 4.00%, 6/1/36	A-	610,000	622,346
(Merced Cnty. Tobacco Funding Corp.), 4.00%, 6/1/35	A-	100,000	102,363
(Sonoma Cnty. Securitization Corp.), 4.00%, 6/1/35	A-	350,000	358,272
(Merced Cnty. Tobacco Funding Corp.), 4.00%, 6/1/34	A-	200,000	205,073
(Sonoma Cnty. Securitization Corp.), zero %, 6/1/55	BB/P	7,295,000	1,560,932
CA State U. Mandatory Put Bonds (11/1/26), Ser. B-2, 0.55%, 11/1/49	Aa2	1,500,000	1,358,393
CA Statewide Cmnty. Dev. Auth. Rev. Bonds
(American Baptist Homes of the West), 5.00%, 10/1/45	A-/F	2,550,000	2,556,982
(Front Porch Cmnty. & Svcs.), Ser. A, 5.00%, 4/1/30	A-	310,000	320,440
(Viamonte Senior Living 1, Inc.), Ser. A, 4.00%, 7/1/47	AA-	2,000,000	1,958,235
(Front Porch Cmnty. & Svcs.), Ser. A, 4.00%, 4/1/47	A-	3,440,000	3,247,277
(Marin Gen. Hosp.), Ser. A, 4.00%, 8/1/45	BBB	2,500,000	2,201,512
(Viamonte Senior Living 1, Inc.), Ser. A, 4.00%, 7/1/43	AA-	1,000,000	996,778
(Viamonte Senior Living 1, Inc.), Ser. A, 4.00%, 7/1/37	AA-	620,000	631,390
CA Statewide Cmnty. Dev. Auth. Special Tax, (Cmnty. Fac. Dist. No. 2020-02)
4.00%, 9/1/51	BB+/P	1,170,000	1,046,122
4.00%, 9/1/41	BB+/P	500,000	480,751
CA Statewide Cmnty. Dev. Auth. 144A Rev. Bonds
(Loma Linda U. Med. Ctr.), Ser. A, 5.25%, 12/1/56	BB	2,000,000	2,015,982
(Lancer Edl. Student Hsg.), Ser. A, 5.00%, 6/1/51	BB/P	1,440,000	1,443,047
(CA Baptist U.), Ser. A, 5.00%, 11/1/41	BB/P	1,535,000	1,545,662
(Lancer Edl. Student Hsg.), Ser. A, 5.00%, 6/1/39	BB/P	475,000	484,933
(Lancer Edl. Student Hsg.), Ser. A, 5.00%, 6/1/34	BB/P	375,000	390,556
(CA Baptist U.), Ser. A, 5.00%, 11/1/32	BB/P	720,000	741,304
(Lancer Edl. Student Hsg.), Ser. A, 3.00%, 6/1/29	BB/P	560,000	532,570
Central CA Unified School Dist. G.O. Bonds, Ser. B, 5.25%, 8/1/52	Aa3	4,500,000	5,004,324
Ceres, Unified School Dist. G.O. Bonds, BAM
zero %, 8/1/40	AA	1,285,000	645,313
zero %, 8/1/39	AA	1,075,000	572,476
zero %, 8/1/38	AA	1,000,000	562,369
zero %, 8/1/36	AA	545,000	338,931
zero %, 8/1/34	AA	715,000	486,455
zero %, 8/1/33	AA	250,000	177,211
Chabot-Las Positas Cmnty. College Dist. G.O. Bonds, Ser. C, 5.25%, 8/1/48	Aa2	7,000,000	7,900,233
Chino, Cmnty. Fac. Special Tax, (Dist. No. 2003-3)
4.00%, 9/1/50	BB/P	1,265,000	1,134,823
4.00%, 9/1/45	BB/P	500,000	463,778
3.00%, 9/1/25	BB/P	345,000	339,739
3.00%, 9/1/24	BB/P	335,000	334,070
Chino, Cmnty. Fac. Special Tax Bonds, (Dist. No. 2003-3)
5.375%, 9/1/52	BB+/P	2,000,000	2,089,128
5.375%, 9/1/47	BB+/P	1,615,000	1,698,010
5.25%, 9/1/42	BB+/P	1,585,000	1,679,468
CMFA Special Fin. Agcy. I 144A Rev. Bonds, (Social Bond), Ser. A-2, 4.00%, 4/1/56	BB/P	3,500,000	2,720,022
CSCDA Cmnty. Impt. Auth. Rev. Bonds, (Pasadena Portfolio), Ser. A-2, 3.00%, 12/1/56	BBB-/P	3,350,000	2,438,003
CSCDA Cmnty. Impt. Auth. 144A Rev. Bonds
(Anaheim), 4.00%, 8/1/56	BB/P	3,235,000	2,842,204
(Jefferson-Anaheim), 3.125%, 8/1/56	BB+/P	2,775,000	2,124,559
(City of Orange Portfolio), 3.00%, 3/1/57	BBB-/P	8,110,000	5,766,600
(Essential Hsg.), Ser. A-2, 3.00%, 2/1/57	BBB-/P	7,800,000	5,640,650
(Jefferson-Anaheim), 2.875%, 8/1/41	BB+/P	2,135,000	1,991,416
Dixon, Special Tax, (Cmnty. Fac. Dist. No. 2019-1 Homestead)
4.00%, 9/1/45	BB-/P	2,000,000	1,829,614
4.00%, 9/1/40	BB-/P	400,000	382,470
4.00%, 9/1/36	BB-/P	175,000	171,918
4.00%, 9/1/33	BB-/P	425,000	420,913
Dublin, Special Tax, (Cmnty. Fac. Dist. No. 2015-1)
4.00%, 9/1/51	BB/P	865,000	746,016
4.00%, 9/1/45	BB/P	850,000	763,789
Dublin, Special Tax Bonds, (Cmnty. Fac. Dist. No. 2015-1 Impt. Area No. 5), 5.375%, 9/1/51	BB/P	1,225,000	1,266,750
El Rancho, Unified School Dist. G.O. Bonds, Ser. D, BAM, 5.75%, 8/1/48	AA	1,500,000	1,750,400
Fairfield Cmnty., Fac. Special Tax, (Dist. No. 2016-1), 4.00%, 9/1/52	BB/P	2,500,000	2,178,697
Federal Home Loan Mortgage Corporation Multi-Fam. VRD Certif., Ser. M-054, Class A, 2.35%, 12/15/35	AA+	965,000	804,490
Federal Home Loan Mortgage Corporation Multifamily ML certificates, Ser. Ser. 19-ML-05, Class Class A-CA, 3.35%, 11/25/33	AA+	9,268,731	8,752,985
Fillmore, Cmnty. Fac. Special Tax Bonds, (Dist. No. 5), 5.00%, 9/1/43	BB/P	1,095,000	1,141,186
Fontana, Special Tax, (Cmnty. Fac. Dist. No. 85)
4.00%, 9/1/50	BB+/P	900,000	808,637
4.00%, 9/1/45	BB+/P	750,000	695,668
4.00%, 9/1/40	BB+/P	625,000	606,070
4.00%, 9/1/36	BB+/P	550,000	551,298
4.00%, 9/1/32	BB+/P	240,000	241,369
Foothill-Eastern Trans. Corridor Agcy. Rev. Bonds, (Senior Lien), Ser. A, 4.00%, 1/15/46	A	3,250,000	3,169,330
Golden State Tobacco Securitization Corp. Rev. Bonds, Ser. A-1, 5.00%, 6/1/51	BBB+	5,000,000	5,183,426
Hartnell Cmnty. College Dist. G.O. Bonds, Ser. A
zero %, 8/1/37	Aa2	3,500,000	1,946,426
zero %, 8/1/36	Aa2	4,750,000	2,771,143
zero %, 8/1/35	Aa2	1,000,000	614,553
Hastings Campus HFA Rev. Bonds, (U. of CA Hastings College of the Law), Ser. A, 5.00%, 7/1/61	BB-/P	3,500,000	3,341,387
Hsg. Fin. Agcy. Rev. Bonds, Ser. A, 4.25%, 1/15/35	BBB+	2,774,894	2,849,545
Imperial, Cmnty. College Dist. G.O. Bonds
Ser. A, AGM, 5.25%, 8/1/53	AA	1,500,000	1,670,925
(2022 Election), Ser. B, AGM, 5.00%, 8/1/54	AA	3,500,000	3,840,915
Ser. A, AGM, 5.00%, 8/1/48	AA	1,500,000	1,648,174
Indio, Pub. Fin. Auth. Rev. Bonds, Ser. A, BAM, 5.25%, 11/1/42	AA	4,000,000	4,496,593
Irvine, Cmnty. Fac. Dist. No. 13-3 Special Tax Bonds
(Great Park Impt. Area No. 1), 5.00%, 9/1/39 (Prerefunded 9/1/24)	BBB-/P	1,000,000	1,002,317
(Great Park Impt. Area No. 4), 4.00%, 9/1/41	BB-/P	2,500,000	2,380,412
Irvine, Unified School Dist. Special Tax Bonds, (Cmnty. Fac. Dist. No. 09-1)
Ser. A, 5.00%, 9/1/47	BB+/P	190,000	193,597
Ser. C, 5.00%, 9/1/47	BB+/P	995,000	1,013,836
Ser. A, 5.00%, 9/1/42	BB+/P	395,000	405,278
Ser. B, 5.00%, 9/1/42	BB+/P	995,000	1,020,889
Lake Elsinore, Pub. Fin. Auth. Local Agcy. Special Tax Bonds, (Canyon Hills Impt. Areas), Ser. A & C
5.00%, 9/1/33	BB+/P	1,105,000	1,107,348
5.00%, 9/1/31	BB+/P	1,045,000	1,047,228
Liberty, Union High School Dist. G.O. Bonds, Ser. B, 3.00%, 8/1/41	Aa2	1,670,000	1,439,409
Long Beach Marina, Rev. Bonds, 5.00%, 5/15/40	BBB/F	1,000,000	1,003,152
Long Beach, Bond Fin. Auth. Rev. Bonds, (Natural Gas Purchase), Ser. A, 5.50%, 11/15/28	A1	5,000,000	5,275,860
Long Beach, Cmnty. College Dist. G.O. Bonds, (2008 Election), Ser. B
zero %, 8/1/34	Aa2	1,500,000	1,056,520
zero %, 8/1/33	Aa2	625,000	457,078
Long Beach, Fin Auth. Rev. Bonds, 5.00%, 8/1/46	AA-	5,180,000	5,667,824
Long Beach, Unified School Dist. G.O. Bonds
Ser. B, 3.00%, 8/1/48	Aa2	4,600,000	3,699,349
Ser. D-1, zero %, 8/1/37	Aa2	1,000,000	572,738
Los Angeles, Dept. of Arpt. Rev. Bonds (Los Angeles Intl. Arpt.)
Ser. G, 5.00%, 5/15/47(T)	Aa2	9,000,000	9,486,360
Ser. A, 5.00%, 5/15/44(T)	Aa3	10,000,000	10,278,800
Los Angeles, Dept. of Wtr. & Pwr. Rev. Bonds
Ser. C, 5.00%, 7/1/52	Aa2	5,715,000	6,182,051
Ser. B, 5.00%, 7/1/51	Aa2	4,750,000	5,097,269
Los Angeles, Dept. of Wtr. & Pwr. Wtr. Works Rev. Bonds, Ser. C, 5.00%, 7/1/42	Aa2	8,150,000	9,103,044
Los Angeles, Hsg. Auth. Multi-Fam. Hsg. Rev. Bonds
Ser. A, FNMA Coll., 3.75%, 4/1/34	Aaa	5,250,000	5,267,984
Ser. B, FNMA Coll., 3.75%, 4/1/34	Aaa	1,000,000	1,001,078
Ser. C, FNMA Coll., 3.75%, 4/1/34	Aaa	2,400,000	2,408,221
M-S-R Energy Auth. Rev. Bonds
Ser. A, 6.50%, 11/1/39	BBB+	6,000,000	7,611,189
Ser. A, 6.125%, 11/1/29	BBB+	855,000	901,904
Ser. B, 6.125%, 11/1/29	BBB+	2,150,000	2,267,946
Menifee, Union School Dist. Cmnty. Fac. Special Tax, (Dist. No. 2011-1)
4.00%, 9/1/51	BB+/P	1,815,000	1,622,830
4.00%, 9/1/36	BB+/P	500,000	495,428
Modesto, Elementary School Dist. G.O. Bonds, (Stanislaus Cnty., Election 2018, Measure D), Ser. C, 5.00%, 8/1/52	Aa3	5,000,000	5,431,533
Montebello, Unified School Dist. G.O. Bonds, Ser. B, AGM
5.00%, 8/1/50	AA	3,000,000	3,159,493
5.00%, 8/1/44	AA	2,000,000	2,122,046
Moreland, School Dist. G.O. Bonds, Ser. B, 5.00%, 8/1/41	Aa3	3,395,000	3,722,604
Moreno Valley, Unified School Dist. G.O. Bonds, (Election of 2014), Ser. D, AGM, 5.25%, 8/1/52	AA	8,000,000	8,858,181
Murrieta Valley, Unified School Dist. G.O. Bonds, AGM, zero %, 9/1/31	Aa2	2,000,000	1,571,956
Newport Beach, Impt. Dist. No. 124 Special Assmt. Bonds, Ser. A
5.00%, 9/2/43	BBB/P	650,000	688,985
4.125%, 9/2/38	BBB/P	575,000	577,073
4.00%, 9/2/33	BBB/P	200,000	201,729
4.00%, 9/2/32	BBB/P	250,000	253,398
4.00%, 9/2/31	BBB/P	250,000	253,380
Northern CA Energy Auth. Commodity Supply Mandatory Put Bonds (8/1/30), Ser. A-1, 5.00%, 12/1/54	Aa3	6,000,000	6,430,301
Norwalk-La Mirada, Unified School Dist. G.O. Bonds, Ser. F, 5.00%, 8/1/51	Aa3	3,000,000	3,266,259
Ontario, Special Tax, (Cmnty. Fac. Dist. No. 53)
4.00%, 9/1/51	BB+/P	1,170,000	1,009,062
4.00%, 9/1/42	BB+/P	600,000	555,034
4.00%, 9/1/36	BB+/P	500,000	490,260
Orange Cnty., Cmnty. Fac. Dist. No. 2023-1 Special Tax Bonds, Ser. A, 5.50%, 8/15/48	BB-/P	1,450,000	1,549,744
Poway Unified School Dist. Cmnty. Fac. Dist. No. 15 Special Tax Bonds, BAM
5.25%, 9/1/52	AA	2,500,000	2,699,385
4.125%, 9/1/47	AA	1,250,000	1,239,521
Rancho Cordova, Cmnty. Fac. Dist. Special Tax Bonds, (Sunridge Anatolia No. 03-1), 4.00%, 9/1/27	BBB-/P	425,000	425,390
Cmnty. Fac. Dist. No. 23-1 Area 2	BB/P	1,650,000	1,607,224
Riverside Cnty., Redev. Successor Agcy. Tax Alloc. Bonds, (Hsg.), Ser. B, BAM
stepped-coupon 5.00% (5.00%, 10/1/26), 10/1/41(STP)	AA	1,990,000	2,053,146
stepped-coupon 5.00% (5.00%, 10/1/26), 10/1/37(STP)	AA	1,010,000	1,049,469
stepped-coupon 5.00% (5.00%, 10/1/26), 10/1/26(STP)	AA	500,000	519,951
5.00%, 10/1/24	AA	445,000	446,581
Riverside, Unif. School Dist. Special Tax Bonds, (Cmnty. Fac. Dist. No. 19 Impt. Area 1)
5.00%, 9/1/54	BB+/P	1,265,000	1,291,387
5.00%, 9/1/49	BB+/P	1,050,000	1,078,827
5.00%, 9/1/44	BB+/P	690,000	716,693
5.00%, 9/1/39	BB+/P	370,000	392,896
Rocklin, Special Tax, (Cmnty. Fac. Dist. No. 10)
5.00%, 9/1/40	BB+/P	485,000	492,162
5.00%, 9/1/39	BB+/P	485,000	492,890
Rocklin, Special Tax Bonds, 5.00%, 9/1/35	BB/P	3,430,000	3,485,296
Rohnert Pk., Cmnty. Dev. Agcy. Tax Alloc. Bonds, (Rohnert Redev.), NATL, zero %, 8/1/25	A+	1,340,000	1,289,071
Romoland, School Dist. Special Tax, Ser. A
4.00%, 9/1/50	BB+/P	2,360,000	2,091,102
4.00%, 9/1/45	BBB+/F	750,000	684,214
4.00%, 9/1/40	BB+/P	555,000	523,905
Roseville, Special Tax
5.00%, 9/1/39	BB/P	465,000	481,006
(Fiddyment Ranch Cmnty. Fac. Dist. No. 5), 4.00%, 9/1/50	BB/P	1,775,000	1,560,686
(Ranch at Sierra Vista Cmnty. Fac. Dist. No. 1), 4.00%, 9/1/50	BB-/P	450,000	389,048
(Ranch at Sierra Vista Cmnty. Fac. Dist. No. 1), 4.00%, 9/1/45	BB-/P	1,000,000	898,575
(Fiddyment Ranch Cmnty. Fac. Dist. No. 5), 4.00%, 9/1/41	BB/P	700,000	659,258
Roseville, Special Tax Bonds
(The Ranch at Sierra Vista Cmnty. Fac. Dist. No. 1), 5.00%, 9/1/53	BB+/P	1,000,000	1,022,280
(The Ranch at Sierra Vista Cmnty. Fac. Dist. No. 1), 5.00%, 9/1/48	BB+/P	850,000	877,156
(The Ranch at Sierra Vista Cmnty. Fac. Dist. No. 1), 5.00%, 9/1/43	BB+/P	735,000	766,001
(Westpark Cmnty. Pub. Fac. Dist. No. 1), 5.00%, 9/1/37	BBB-/P	1,250,000	1,264,366
(Westpark Cmnty. Pub. Fac. Dist. No. 1), 5.00%, 9/1/33	BBB-/P	1,000,000	1,012,415
Sacramento, Special Tax, (Greenbriar Cmnty. Fac. Dist. No 2018-03)
4.00%, 9/1/46	BB/P	600,000	537,501
4.00%, 9/1/41	BB/P	1,000,000	939,513
San Bernardino Cnty., Special Tax Bonds, 5.00%, 9/1/33	BBB-/P	2,500,000	2,503,625
San Diego Cmnty. Fac. Dist. No. 3 Special Tax Bonds, 5.00%, 9/1/36	BBB/P	970,000	970,861
San Diego Cnty., Special Tax Bonds, (Harmony Grove Village-Impt. Area No. 1), Ser. A
4.00%, 9/1/50	BB/P	875,000	762,295
4.00%, 9/1/45	BB/P	550,000	496,941
San Diego Cnty., Regl. Arpt. Auth. Rev. Bonds, Ser. B, 4.00%, 7/1/44	A	1,000,000	962,633
San Diego, Multi-Fam. Hsg. Auth. Rev. Bonds, (Sea Breeze Gardens Preservation LP), Ser. E, FHLMC Coll., 4.20%, 6/1/40	Aaa	7,500,000	7,528,554
San Diego, Pub. Fac. Fin. Auth. Rev. Bonds, (Cap. Impt.), Ser. A, 5.25%, 10/15/52	AA-	8,000,000	8,935,233
San Diego, Tobacco Settlement Funding Corp. Rev. Bonds, Ser. C, 4.00%, 6/1/32	A	370,000	370,123
San Diego, Unified School Dist. G.O. Bonds
Ser. R-2, stepped-coupon zero % (6.625%, 7/1/30), 7/1/41(STP)	Aa2	1,990,000	1,944,902
Ser. K-2, zero %, 7/1/35	Aa2	1,025,000	671,978
Ser. K-2, zero %, 7/1/32	Aa2	1,955,000	1,452,374
San Francisco City & Cnty., Special Tax, (Cmnty. Fac. Dist. No. 2016-1), Ser. 21, 4.00%, 9/1/41	BB-/P	850,000	801,501
San Francisco, Bay Area Rapid Transit Dist. G.O. Bonds
(Election 2016), 3.00%, 8/1/49	Aaa	6,365,000	5,079,094
3.00%, 8/1/38	Aaa	4,280,000	3,816,262
San Francisco, Bay Area Rapid Transit Dist. Sales Tax Rev. Bonds, Ser. A, 3.00%, 7/1/44	AA+	3,000,000	2,495,277
San Francisco, City & Cnty. Arpt. Comm. Intl. Arpt. Rev. Bonds
Ser. A, 5.25%, 5/1/49	A1	1,000,000	1,080,615
Ser. B, 5.00%, 5/1/52	A1	5,285,000	5,718,267
San Francisco, City & Cnty. Arpt. Comm. Intl. Arpt. VRDN, Ser. B, 3.10%, 5/1/58	VMIG 1	7,005,000	7,005,000
San Francisco, City & Cnty. Pub. Util. Comm. Rev. Bonds, Ser. A, 5.00%, 11/1/53	AA	7,000,000	7,632,851
San Francisco, City & Cnty. Redev. Agcy. Cmnty. Successor Special Tax Bonds, (Dist. No. 6), AGM
5.25%, 8/1/43	AA	1,000,000	1,124,500
5.25%, 8/1/42	AA	1,000,000	1,130,165
5.25%, 8/1/41	AA	1,250,000	1,418,361
5.25%, 8/1/40	AA	1,100,000	1,252,593
5.25%, 8/1/39	AA	1,000,000	1,144,508
San Francisco, City & Cnty., Infrastructure & Revitalization 144A Tax Alloc. Bonds, (Fin. Dist. No. 1 Fac.), Ser. A, 5.00%, 9/1/52	BBB/P	1,300,000	1,256,037
San Francisco, Pub. Fac. Fin. Auth. Rev. Bonds, 5.25%, 6/1/46	AA+	1,250,000	1,353,211
San Joaquin, Regl. Rail Comm. COP, 4.00%, 5/1/38	A2	460,000	472,146
San Luis Obispo Cnty., Fin. Auth. Rev. Bonds, Ser. A, 5.50%, 11/15/47	AA+	1,885,000	2,122,117
Santa Maria, G.O. Bonds, (Joint Union High School Dist. Election 2016)
3.00%, 8/1/42	Aa2	540,000	460,556
3.00%, 8/1/39	Aa2	1,385,000	1,229,393
3.00%, 8/1/37	Aa2	355,000	321,757
3.00%, 8/1/36	Aa2	250,000	228,025
School Fin. Fac. Auth. 144A Rev. Bonds, (Kipp LA Projects), Ser. A, 5.00%, 7/1/45	BBB	1,500,000	1,508,775
South Lake Tahoe, Joint Pwrs. Fin. Auth. Rev. Bonds, Ser. A
5.25%, 10/1/53	AA	4,000,000	4,423,177
5.25%, 10/1/48	AA	3,500,000	3,892,873
Southern CA Pub. Pwr. Auth. Rev. Bonds
(Los Angeles, Dept. of Wtr. & Pwr.), Ser. 1-A, 5.25%, 7/1/53	Aa2	2,500,000	2,784,780
(Natural Gas No. 1), Ser. A, 5.25%, 11/1/24	A2	2,850,000	2,860,127
Sweetwater, G.O. Bonds, (Sweetwater Union High School Dist.), Ser. A1, 5.00%, 8/1/52	A1	6,500,000	7,019,075
Tobacco Securitization Auth. of Southern CA Rev. Bonds, Ser. B-1, Class 2, 5.00%, 6/1/48	BBB-	10,275,000	10,371,581
Tustin Cmnty., Fac. Dist. Special Tax Bonds, (No. 06-1 Legacy Columbus Villages), Ser. A, 5.00%, 9/1/37	A	2,100,000	2,130,611
U. of CA Rev. Bonds, Ser. AZ, 5.00%, 5/15/48	Aa2	9,110,000	9,560,503
Vernon, Elec. Syst. Rev. Bonds, Ser. A
5.00%, 8/1/40	A-	740,000	793,258
5.00%, 8/1/39	A-	425,000	457,753
5.00%, 8/1/35	A-	1,440,000	1,535,180
5.00%, 8/1/34	A-	1,060,000	1,131,385
5.00%, 8/1/33	A-	960,000	1,025,566
5.00%, 8/1/32	A-	1,000,000	1,070,004
5.00%, 8/1/31	A-	770,000	823,977

			749,828,602
Guam (0.3%)
Territory of GU, Govt. G.O. Bonds, 5.00%, 11/15/31	Baa3	715,000	726,301
Territory of GU, Port Auth. Rev. Bonds, Ser. A, 5.00%, 7/1/48	A	1,500,000	1,518,490

			2,244,791
Illinois (0.2%)
IL State G.O. Bonds, 5.00%, 1/1/41	A3	1,770,000	1,786,385

			1,786,385
Puerto Rico (0.3%)
Cmnwlth. of PR, G.O. Bonds, Ser. A-1, 4.00%, 7/1/37	BB/P	2,750,000	2,655,195

			2,655,195
Washington (0.6%)
Grays Harbor Cnty., Pub. Hosp. Dist. No. 1 Rev. Bonds, 6.75%, 12/1/44	BB+	4,300,000	4,497,706

			4,497,706

Total municipal bonds and notes (cost $776,922,458)			$765,185,098

SHORT-TERM INVESTMENTS (1.8%)(a)
		Principal amount/shares	Value
Putnam Short Term Investment Fund Class P 5.48%(AFF)	Shares	12,725,614	$12,725,614
U.S. Treasury Bills 5.378%, 7/23/24(SEG)		$700,000	697,754
U.S. Treasury Bills 5.373%, 10/24/24(SEG)		200,000	196,684

Total short-term investments (cost $13,620,052)			$13,620,052
TOTAL INVESTMENTS

Total investments (cost $790,542,510)			$778,805,150

FUTURES CONTRACTS OUTSTANDING at 6/30/24 (Unaudited)
	Number of contracts	Notional amount	Value	Expiration date	Unrealized appreciation/ (depreciation)
U.S. Treasury Bond Ultra 30 yr (Short)	135	$16,921,406	$16,921,406	Sep-24	$(140,510)

Unrealized appreciation					—

Unrealized (depreciation)					(140,510)

Total					$(140,510)

	Notes to the fund's portfolio
	Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from October 1, 2023 through June 30, 2024 (the reporting period). Within the following notes to the portfolio, references to "Putnam Management" represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Franklin Resources, Inc., references to "ASC 820" represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures and references to "OTC", if any, represent over-the-counter.
(a)	Percentages indicated are based on net assets of $760,374,383.
(RAT)	The Moody's, Standard & Poor's or Fitch ratings indicated are believed to be the most recent ratings available at the close of the reporting period for the securities listed. Ratings are generally ascribed to securities at the time of issuance. While the agencies may from time to time revise such ratings, they undertake no obligation to do so, and the ratings do not necessarily represent what the agencies would ascribe to these securities at the close of the reporting period. Securities rated by Fitch are indicated by "/F." Securities rated by Putnam are indicated by "/P." The Putnam rating categories are comparable to the Standard & Poor's classifications. If a security is insured, it will usually be rated by the ratings organizations based on the financial strength of the insurer. For further details regarding security ratings, please see the Statement of Additional Information.
(STP)	The interest rate and date shown parenthetically represent the new interest rate to be paid and the date the fund will begin accruing interest at this rate.
(AFF)	Affiliated company. For investments in Putnam Short Term Investment Fund, the rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period. Transactions during the period with any company which is under common ownership or control were as follows:
	Name of affiliate	Fair value as of 9/30/23	Purchase cost	Sale proceeds	Investment income	Shares outstanding and fair value as of 6/30/24
	Short-term investments
	Putnam Short Term Investment Fund Class P*	$14,977,564	$165,714,323	$167,966,273	$430,001	$12,725,614

	Total Short-term investments	$14,977,564	$165,714,323	$167,966,273	$430,001	$12,725,614
	* Management fees charged to Putnam Short Term Investment Fund have been waived by Putnam Management. There were no realized or unrealized gains or losses during the period.
(SEG)	This security, in part or in entirety, was pledged and segregated with the broker to cover margin requirements for futures contracts at the close of the reporting period. Collateral at period end totaled $849,773.
(T)	Underlying security in a tender option bond transaction. This security has been segregated as collateral for financing transactions.
	Unless otherwise noted, the rates quoted in Short-term investments security descriptions represent the weighted average yield to maturity.
	144A after the name of an issuer represents securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
	On Mandatory Put Bonds, the rates shown are the current interest rates at the close of the reporting period and the dates shown represent the next mandatory put dates. Rates are set by remarketing agents and may take into consideration market supply and demand, credit quality and the current Securities Industry and Financial Markets Association (SIFMA) Municipal Swap Index, Intercontinental Exchange (ICE) London Interbank Offered Rate (LIBOR) USD 1 Month, ICE LIBOR USD 3 Month, US Secured Overnight Financing Rate (SOFR), Chicago Mercantile Exchange (CME) Term SOFR 3 Month or CME Term SOFR 6 Month rates, which were 3.88%, 5.45%, 5.59%, 5.33%, 5.32%, and 5.25%, respectively, as of the close of the reporting period.
	The dates shown parenthetically on prerefunded bonds represent the next prerefunding dates.
	The dates shown on debt obligations are the original maturity dates.
	The fund had the following sector concentrations greater than 10% at the close of the reporting period (as a percentage of net assets):
	Education	18.5%
	Local debt	15.9%
	Land	12.5%
	Housing	12.1%

	Security valuation: Portfolio securities and other investments are valued using policies and procedures adopted by the Board of Trustees (Trustees). The Trustees have formed a Pricing Committee to oversee the implementation of these procedures. Under compliance policies and procedures approved by the Trustees, the Trustees have designated the fund’s investment manager as the valuation designee and has responsibility for oversight of valuation. The investment manager is assisted by the fund’s administrator in performing this responsibility, including leading the cross-functional Valuation Committee (VC). The VC is responsible for making fair value determinations, evaluating the effectiveness of the pricing policies of the fund and reporting to the Trustees.
	Tax-exempt bonds and notes are generally valued on the basis of valuations provided by an independent pricing service approved by the Trustees. Such services use information with respect to transactions in bonds, quotations from bond dealers, market transactions in comparable securities and various relationships between securities in determining value. These securities will generally be categorized as Level 2.
	Market quotations are not considered to be readily available for certain debt obligations (including short-term investments with remaining maturities of 60 days or less) and other investments; such investments are valued on the basis of valuations furnished by an independent pricing service approved by the Trustees or dealers selected by Putnam Management. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities (which consider such factors as security prices, yields, maturities and ratings). These securities will generally be categorized as Level 2. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate.
	Investments in open-end investment companies (excluding exchange-traded funds), if any, which can be classified as Level 1 or Level 2 securities, are valued based on their net asset value. The net asset value of such investment companies equals the total value of their assets less their liabilities and divided by the number of their outstanding shares.
	To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management, which has been designated as valuation designee pursuant to Rule 2a-5 under the Investment Company Act of 1940, in accordance with policies and procedures approved by the Trustees. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures, recovery rates, sales and other multiples and resale restrictions. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.
	To assess the continuing appropriateness of fair valuations, the Valuation Committee reviews and affirms the reasonableness of such valuations on a regular basis after considering all relevant information that is reasonably available. Such valuations and procedures are reviewed periodically by the Trustees. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.
	Futures contracts: The fund used futures contracts for for hedging treasury term structure risk and for yield curve positioning.
	The potential risk to the fund is that the change in value of futures contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, if interest or exchange rates move unexpectedly or if the counterparty to the contract is unable to perform. With futures, there is minimal counterparty credit risk to the fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.
	Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. The fund and the broker agree to exchange an amount of cash equal to the daily fluctuation in the value of the futures contract. Such receipts or payments are known as “variation margin”.
	For the fund's average number of futures contracts, see the appropriate table at the end of these footnotes.
	Master agreements: The fund is a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements (Master Agreements) with certain counterparties that govern OTC derivative and foreign exchange contracts entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the fund is held in a segregated account by the fund’s custodian and, with respect to those amounts which can be sold or repledged, is presented in the fund’s portfolio.
	Collateral pledged by the fund is segregated by the fund’s custodian and identified in the fund’s portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund’s net position with each counterparty.
	Termination events applicable to the fund may occur upon a decline in the fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term and short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund’s counterparties to elect early termination could impact the fund’s future derivative activity.
	At the close of the reporting period, the fund did not have a net liability position on open derivative contracts subject to the Master Agreements.
	Tender option bond transactions: The fund may participate in transactions whereby a fixed-rate bond is transferred to a tender option bond trust (TOB trust) sponsored by a broker. The TOB trust funds the purchase of the fixed rate bonds by issuing floating-rate bonds issued to third parties and allowing the fund to retain the residual interest in the TOB trust’s assets and cash flows, which are in the form of inverse floating rate bonds. The inverse floating rate bonds held by the fund give the fund the right to (1) cause the holders of the floating rate bonds to tender their notes at par, and (2) to have the fixed-rate bond held by the TOB trust transferred to the fund, causing the TOB trust to collapse. The fund accounts for the transfer of the fixed-rate bond to the TOB trust as a secured borrowing by including the fixed-rate bond in The fund’s portfolio and including the floating rate bond as a liability in the Statement of assets and liabilities. At the close of the reporting period, the fund’s investments with a value of $32,230,308 were held by the TOB trust and served as collateral for $20,527,136 in floating-rate bonds outstanding. During the reporting period, the fund incurred interest expense of $549,864 for these investments based on an average interest rate of 3.62%.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund's investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund's net assets as of the close of the reporting period:
	Valuation inputs
Investments in securities:	Level 1	Level 2	Level 3
Municipal bonds and notes	$—	$765,185,098	$—
Short-term investments	—	13,620,052	—

Totals by level	$—	$778,805,150	$—
	Valuation inputs

Other financial instruments:	Level 1	Level 2	Level 3
Futures contracts	$(140,510)	$—	$—

Totals by level	$(140,510)	$—	$—
The volume of activity for the reporting period for any derivative type that was held at the close of the period is listed below and was based on an average of the holdings of that derivative at the end of each fiscal quarter in the reporting period:
Futures contracts (number of contracts)	90
For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnam.com